[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 17023, Baltimore, MD 21203-0356
410 o 539 o 0000



                                                                  August 5, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Charles Street Trust, Inc.
                  1933 Act File No. 333-44423
                  1940 Act File No. 811-8611

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus with respect to Batterymarch U.S. Small Capitalization Equity Portfolio, a series of Legg Mason Charles Street Trust, Inc., does not differ from that filed in Post-Effective Amendment No. 13, which was filed electronically on July 29, 2005.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:gjk